LOAN RECEIVABLES (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2021	Aug. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 21, 2018
LOAN RECEIVABLES
Loan receivables, net				$ 107
Proceeds from repayments of receivables			$ 401	153
Shanghai Peidi's minority shareholder
LOAN RECEIVABLES
Loan amount, non-current		$ 575
Interest rate (as a percent)		7.00%
Proceeds from repayments of receivables	$ 217			153
Reversal of loan allowance	$ 109
Equity interest put forth as repayment guarantee (as a percent)		20.00%
Allowance for loan loss for loan receivables				354
Beijing Rui Le
LOAN RECEIVABLES
Loan receivables, net				$ 536
Allowance for loan loss for loan receivables			168
Maturity term from the loan origination				6 months
Loan agreement | Supplier
LOAN RECEIVABLES
Credit loss, current				$ 574	$ 0
Loan receivables, net						$ 574
Proceeds from repayments of receivables			$ 155